Other (Loss) Gain (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Gain (Loss) [Abstract]
Reduction of obligation to renounce flow-through exploration expenditures	$ 1.0	$ 0.6
Unrealized gains on non-hedged derivatives	0.7	(0.6)
Fair value adjustment on prepayment option embedded derivative	3.5	2.0
Loss on disposal of assets	(1.0)	(0.7)
Reclamation, care and maintenance	0.6	8.0
Other	(5.0)	(2.2)
Other gains (losses)	$ (3.7)	$ 5.1